Leases (Details 1) - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Leases
Reminder of fiscal 2023	$ 35,418
Fiscal 2024	33,010
Total Future minimum lease payments	33,010
Less: Imputed interest	(1,408)
Total	$ 31,602	$ 48,383